OTHER COMPREHENSIVE INCOME(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME(LOSS) (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Components of Other Comprehensive Income (Loss)
Components of other comprehensive income (loss), including the portion attributable to non-controlling interests and related tax effects, were as follows:

year ended December 31, 2025	Before Tax Amount	Income Tax (Expense) Recovery	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains and losses on net investment in foreign operations	(970)	(8)	(978)
Change in fair value of net investment hedges	1	—	1
Change in fair value of cash flow hedges (Note 27)	(31)	9	(22)
Reclassification to net income of (gains) losses on cash flow hedges	43	(12)	31
Unrealized actuarial gains (losses) on pension and other post-retirement benefit plans	104	(25)	79
Other comprehensive income (loss) on equity investments	2	—	2
Other Comprehensive Income (Loss)	(851)	(36)	(887)

year ended December 31, 2024	Before Tax Amount	Income Tax (Expense) Recovery	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains and losses on net investment in foreign operations	1,582	20	1,602
Reclassification of foreign currency translation (gains) losses on net investment on disposal of foreign operations[1]	(25)	—	(25)
Change in fair value of net investment hedges	(23)	5	(18)
Change in fair value of cash flow hedges (Note 27)	46	(11)	35
Reclassification to net income of (gains) losses on cash flow hedges	(20)	4	(16)
Unrealized actuarial gains (losses) on pension and other post-retirement benefit plans	107	(24)	83
Reclassification to net income of actuarial (gains) losses on pension and other post-retirement benefit plans	(6)	—	(6)
Other comprehensive income (loss) on equity investments	230	(57)	173
Other Comprehensive Income (Loss)	1,891	(63)	1,828
1    Represents the controlling and non-controlling currency translation adjustment gains related to PNGTS. Refer to Note 29, Acquisitions and dispositions, for additional information.

year ended December 31, 2023	Before Tax Amount	Income Tax (Expense) Recovery	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains and losses on net investment in foreign operations	(1,148)	7	(1,141)
Change in fair value of net investment hedges	23	(6)	17
Reclassification to net income of (gains) losses on cash flow hedges	97	(23)	74
Unrealized actuarial gains (losses) on pension and other post-retirement benefit plans	(15)	4	(11)
Other comprehensive income (loss) on equity investments	(283)	72	(211)
Other Comprehensive Income (Loss)	(1,326)	54	(1,272)

Schedule of Changes in Accumulated Other Comprehensive Income
The changes in AOCI by component, net of tax, are as follows:

(millions of Canadian $)	Currency Translation Adjustments	Cash Flow Hedges	Pension and Other Post-Retirement Benefit Plan Adjustments	Equity Investments	Total

AOCI balance at January 1, 2023	441	(109)	(44)	667	955
Other comprehensive income (loss) before reclassifications[1]	(231)	—	(11)	(195)	(437)
Amounts reclassified from AOCI	—	74	—	(16)	58
Net current period other comprehensive income (loss)	(231)	74	(11)	(211)	(379)
Impact of non-controlling interest[2]	(527)	—	—	—	(527)
AOCI balance at December 31, 2023	(317)	(35)	(55)	456	49
Other comprehensive income (loss) before reclassifications[1]	692	35	83	188	998
Amounts reclassified from AOCI[3]	(15)	(16)	(6)	(15)	(52)
Net current period other comprehensive income (loss)	677	19	77	173	946
Impact of non-controlling interest[4]	(21)	—	—	—	(21)
Impact of spinoff of Liquids Pipelines business[5]	(741)	—	—	—	(741)
AOCI balance at December 31, 2024	(402)	(16)	22	629	233
Other comprehensive income (loss) before reclassifications[1]	(466)	(22)	79	3	(406)
Amounts reclassified from AOCI[6]	—	31	—	(1)	30
Net current period other comprehensive income (loss)	(466)	9	79	2	(376)
Impact of non-controlling interest[2]	348	—	—	—	348
Impact of spinoff of Liquids Pipelines business[5]	542	—	—	—	542
AOCI balance at December 31, 2025	22	(7)	101	631	747
1Other comprehensive income (loss) before reclassifications of currency translation adjustments are net of non-controlling interest losses of $511 million (2024 – gains of $903 million; 2023 – losses of $366 million).
2Represents the AOCI and adjustment attributable to the 40 per cent non-controlling equity interest in Columbia Gas and Columbia Gulf upon its sale in     October 2023. Refer to Note 29, Acquisitions and dispositions and Note 2, Accounting policies, for additional information.
3Includes the controlling interest of the AOCI attributable to PNGTS recognized in Net gain (loss) on sale of assets upon the sale of PNGTS in August 2024. Refer to Note 29, Acquisitions and dispositions, for additional information.
4Represents the AOCI attributable to the CFE's 13.01 per cent non-controlling equity interest in TGNH. Refer to Note 29, Acquisitions and dispositions, for additional information.
5Represents the AOCI and adjustment attributable to the Spinoff Transaction. Refer to Note 4, Discontinued operations and Note 2, Accounting policies, for additional information.
6Gains related to cash flow hedges reported in AOCI and expected to be reclassified to net income in the next 12 months are estimated to be $9 million ($7 million, net of tax) at December 31, 2025. These estimates assume constant commodity prices, interest rates and foreign exchange rates over time; however, the amounts reclassified will vary based on the actual value of these factors at the date of settlement.

Schedule of Reclassifications out of Accumulated Other Comprehensive Income
Details about reclassifications out of AOCI into the Consolidated statement of income were as follows:

year ended December 31	Amounts reclassified from AOCI			Affected line item in the Consolidated statement of income
(millions of Canadian $)	2025	2024	2023

Cash flow hedges
Commodities	19	32	(85)	Revenues (Power and Energy Solutions)
Foreign Exchange	(50)	—	—	Interest expense and Foreign exchange gains (losses), net
Interest rate	(12)	(12)	(12)	Interest expense
	(43)	20	(97)	Total before tax
	12	(4)	23	Income tax (expense) recovery
	(31)	16	(74)	Net of tax
Pension and other post-retirement benefit plan adjustments
Amortization of actuarial gains (losses)	—	6	—	Plant operating costs and other[1]
	—	6	—	Total before tax
	—	—	—	Income tax (expense) recovery
	—	6	—	Net of tax
Equity investments
Equity income (loss)	3	19	22	Income (loss) from equity investments
	(2)	(4)	(6)	Income tax (expense) recovery
	1	15	16	Net of tax
Currency translation adjustments
Foreign currency translation gains on disposal of foreign operations	—	15	—	Net gain (loss) on sale of assets
	—	—	—	Income tax (expense) recovery
	—	15	—	Net of tax
1These AOCI components are included in the computation of net benefit cost (recovery). Refer to Note 26, Employee post-retirement benefits, for additional information.